SHARE-BASED PAYMENTS - Summary of Awards Outstanding (Details)	1 Months Ended	6 Months Ended
	Jul. 31, 2021 shares	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
NUMBER OF AWARDS
Share options granted (in shares)		28,340	41,787
Forfeited (in shares)			(194,593)
Exercised (in shares)		(36,857)	(158,247)
Expired (in shares)		(2,500)	(29,583)
Plan and Founders Award
NUMBER OF AWARDS
Period start, outstanding (in shares)		5,222,688	5,852,864
Share options granted (in shares)	4,056,770	28,340	41,787
Forfeited (in shares)			(194,593)
Exercised (in shares)		(36,857)	(208,247)
Expired (in shares)		(2,500)	(29,583)
Period end, outstanding (in shares)		5,211,671	5,462,228
Exercisable (in shares)		928,226	884,503
WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Period start, exercise price (in usd per share) | $ / shares		$ 8.32	$ 8.25
Granted (in usd per share) | $ / shares		12.35	8.47
Forfeited (in usd per share) | $ / shares			13.14
Exercised (in usd per share) | $ / shares		5.43	3.52
Expired (in usd per share) | $ / shares		12.69	14.27
Period end, exercise price (in usd per share) | $ / shares		8.36	8.23
Exercisable (in usd per share) | $ / shares		$ 9.46	$ 8.51